Other Non-Operating Expense, Net (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of Additional Information [Abstract]
Schedule of other non-operating income (expense), net	Other non-operating expense, net consisted of the following:

	Fiscal Year Ended June 30,
	2022	2021	2020
	(U.S. $ in thousands)
Net loss on exchange derivative and capped calls	$(424,482)	$(616,446)	$(335,953)
Foreign currency exchange gain (loss), net	2,695	4,054	910
Contributions to Atlassian Foundation	(9,742)	(7,809)	(5,282)
Other income (expense)	(3,059)	(558)	1,839
Other non-operating expense, net	$(434,588)	$(620,759)	$(338,486)